SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	¥ 13,373	¥ 55,250	¥ 125,027
Restricted Stock [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	654	(5,158)	8,618
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	10,868	59,133	112,218
Restricted Stock [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	1,851	1,275	4,191
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	8,865	52,212	136,943
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	1,006	(795)	9,946
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	1,788	54,393	109,530
Share-Based Payment Arrangement, Option [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	6,068	(765)	16,960
Share-Based Payment Arrangement, Option [Member] | Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	¥ 3	¥ (621)	¥ 507